Derivative Financial Instruments (Summary of Protection Sold Through Credit Default Swaps and Credit-Linked Notes) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Investment Grade [Member] | Single Name Credit Default Swaps [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	¥ 611,719	[1]	¥ 611,227	[1]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	1,876,565	[1]	1,990,256	[1]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	73,711	[1]	46,345	[1]
Credit default swaps sold, maximum potential/notional amount of future payment, Total	2,561,995	[1]	2,647,828	[1]
Credit default swaps, estimated fair value, (Asset)/Liability	(10,589)	[1],[2]	(13,822)	[1],[2]
Investment Grade [Member] | Index and Basket Credit Default Swaps Held by BTMU [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	93,121	[1]	80,460	[1]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	47,755	[1]	177,249	[1]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	86,016	[1]	149,174	[1]
Credit default swaps sold, maximum potential/notional amount of future payment, Total	226,892	[1]	406,883	[1]
Credit default swaps, estimated fair value, (Asset)/Liability	(661)	[1],[2]	923	[1],[2]
Investment Grade [Member] | Index and Basket Credit Default Swaps Held by MUSHD [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	30,669	[1]	980	[1]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	367,549	[1]	298,140	[1]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	2,000	[1]	4,000	[1]
Credit default swaps sold, maximum potential/notional amount of future payment, Total	400,218	[1]	303,120	[1]
Credit default swaps, estimated fair value, (Asset)/Liability	(7,247)	[1],[2]	(5,380)	[1],[2]
Non-Investment Grade [Member] | Single Name Credit Default Swaps [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	108,045		66,900
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	179,289		173,671
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	249		279
Credit default swaps sold, maximum potential/notional amount of future payment, Total	287,583		240,850
Credit default swaps, estimated fair value, (Asset)/Liability	(1,611)	[2]	4,035	[2]
Non-Investment Grade [Member] | Index and Basket Credit Default Swaps Held by BTMU [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	3,520		71,950
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	36,908		45,017
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years
Credit default swaps sold, maximum potential/notional amount of future payment, Total	40,428		116,967
Credit default swaps, estimated fair value, (Asset)/Liability	15	[2]	1,656	[2]
Non-Investment Grade [Member] | Index and Basket Credit Default Swaps Held by MUSHD [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	30,155		30,867
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years
Credit default swaps sold, maximum potential/notional amount of future payment, Total	30,155		30,867
Credit default swaps, estimated fair value, (Asset)/Liability	(383)	[2]	455	[2]
Not Rated [Member] | Single Name Credit Default Swaps [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	9,872		5,499
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	13,505		11,334
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years
Credit default swaps sold, maximum potential/notional amount of future payment, Total	23,377		16,833
Credit default swaps, estimated fair value, (Asset)/Liability	(60)	[2]	13	[2]
Not Rated [Member] | Index and Basket Credit Default Swaps Held by BTMU [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year			10,420
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	8,847
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years
Credit default swaps sold, maximum potential/notional amount of future payment, Total	8,847		10,420
Credit default swaps, estimated fair value, (Asset)/Liability	(184)	[2]	(25)	[2]
Not Rated [Member] | Index and Basket Credit Default Swaps Held by MUSHD [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	6,939		35,116
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years
Credit default swaps sold, maximum potential/notional amount of future payment, Total	6,939		35,116
Credit default swaps, estimated fair value, (Asset)/Liability	240	[2]	(926)	[2]
Normal [Member] | Index and Basket Credit Default Swaps Held by MUTB [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year			30,000
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years
Credit default swaps sold, maximum potential/notional amount of future payment, Total			30,000
Credit default swaps, estimated fair value, (Asset)/Liability			(103)	[2]
Close Watch [Member] | Index and Basket Credit Default Swaps Held by MUTB [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year			3,000	[3]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years				[3]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years				[3]
Credit default swaps sold, maximum potential/notional amount of future payment, Total			3,000	[3]
Credit default swaps, estimated fair value, (Asset)/Liability			26	[2],[3]
Single Name Credit Default Swaps [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	729,636		683,626
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	2,069,359		2,175,261
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	73,960		46,624
Credit default swaps sold, maximum potential/notional amount of future payment, Total	2,872,955		2,905,511
Credit default swaps, estimated fair value, (Asset)/Liability	(12,260)	[2]	(9,774)	[2]
Index and Basket Credit Default Swaps Held by BTMU [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	96,641		162,830
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	93,510		222,266
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	86,016		149,174
Credit default swaps sold, maximum potential/notional amount of future payment, Total	276,167		534,270
Credit default swaps, estimated fair value, (Asset)/Liability	(830)	[2]	2,554	[2]
Index and Basket Credit Default Swaps Held by MUSHD [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	30,669		980
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	404,643		364,123
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	2,000		4,000
Credit default swaps sold, maximum potential/notional amount of future payment, Total	437,312		369,103
Credit default swaps, estimated fair value, (Asset)/Liability	(7,390)	[2]	(5,851)	[2]
Index and Basket Credit Default Swaps Held by MUTB [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year			33,000
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years
Credit default swaps sold, maximum potential/notional amount of future payment, Total			33,000
Credit default swaps, estimated fair value, (Asset)/Liability			(77)	[2]
Total Index and Basket Credit Default Swaps Sold [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	127,310		196,810
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	498,153		586,389
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	88,016		153,174
Credit default swaps sold, maximum potential/notional amount of future payment, Total	713,479		936,373
Credit default swaps, estimated fair value, (Asset)/Liability	(8,220)	[2]	(3,374)	[2]
Total Credit Default Swaps Sold [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	856,946		880,436
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	2,567,512		2,761,650
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	161,976		199,798
Credit default swaps sold, maximum potential/notional amount of future payment, Total	3,586,434		3,841,884
Credit default swaps, estimated fair value, (Asset)/Liability	(20,480)	[2]	(13,148)	[2]
Credit-linked Notes [Member]
Credit-linked notes, maximum potential/notional amount of future payment expiring in less than 1 year		[4]		[4]
Credit-linked notes, maximum potential/notional amount of future payment expiring in 1-5 years	33,217	[4]	39,240	[4]
Credit-linked notes, maximum potential/notional amount of future payment expiring in more than 5 years	174,436	[4]	195,005	[4]
Credit-linked notes, maximum potential/notional amount of future payment, Total	207,653	[4]	234,245	[4]
Credit-linked notes, estimated fair value, (Asset)/Liability	¥ (117,870)	[2],[4]	¥ (199,863)	[2],[4]

[1]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
[2]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[3]	Reference entities classified as "Close Watch" require close monitoring due to one or more of the following conditions: problems with meeting their financial obligations (e.g., principal repayments or interest payments in arrears), poor or fluctuating business performance, unfovorable financial condition of their businesses, and difficulties in fulfilling loan obligations.
[4]	Fair value amounts shown represent the fair value of the hybrid instruments.